1. Description of Business	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Description of Business

Zonzia Media, Inc, initially organized as HDIMAX Media, Inc., and incorporated in the State of Delaware on May 24, 2014, is a digital publishing and broadcast Company focused on content development and multi-platform content distribution, advertising, and ecommerce.

Reverse Merger with Indigo-Energy, Inc.

On November 21, 2014, through a wholly-owned subsidiary of a public shell Company then known as Indigo-Energy, Inc., HDIMAX Acquisition Corporation, a Nevada corporation, was merged with and into HDIMAX, Inc., a Delaware corporation (“HDIMAX”) (such merger, the “Merger”) pursuant to the Agreement and Plan of Merger, effective as of September 2, 2014, and as amended effective as of November 20, 2014, by and among Indigo-Energy, Inc. (our “company” or “we” or “us”), HDIMAX and HDIMAX Acquisition Corporation (the “Merger Agreement”). HDIMAX was the surviving corporation of the Merger and as such will continue as a wholly-owned subsidiary of our Company. Upon closing the merger, we changed our name to HDIMAX Media, Inc.

As a result of the Merger, all of HDIMAX’s common stock was converted into 712,121,205 shares of our Company’s common stock, which represents approximately 94% of the outstanding shares of our company’s common stock after giving effect to the Merger. The common stock issuance, representing 94% of the outstanding shares of the consolidated Company was accounted for as a reverse capitalization in accordance with accounting principles generally accepted in the United States (“US GAAP”) and the Rules and Regulations as promulgated by the United States Securities and Exchanges Commission (“SEC”).

On January 22, 2015, we entered into a Settlement Agreement in which we cancelled all of the 712,121,205 shares of restricted and unregistered common stock previously issued to effectuate the merger with Rajinder Brar, the previous sole owner of HDIMAX, Inc. In consideration for the shares being cancelled, Rajinder Brar received 3,000,000 shares of newly restricted common stock after the execution of the settlement agreement. We forfeited our rights to sell advertising and other products on websites previously controlled by Mr. Brar and related entities, with the exception of www.hdimax.com. An outline of the significant terms of the Settlement Agreement includes, but is not limited to, the following:

•	The 712,121,205 shares of HDIMAX Media, Inc. (formerly Indigo-Energy) common stock issued to Rajinder Brar, the owner of 100% of the previously issued outstanding stock of HDIMAX, Inc. immediately preceding the reverse acquisition transaction, were cancelled.

•	Rajinder Brar, Aneliya Vasileva, and Myles Pressey III, previously appointed as the Company’s officers and Board of Directors immediately following the completion of the reverse acquisition, resigned and forfeited future compensation terms associated with any and all previously agreed upon employment agreements, inclusive of the compensation accrued as of December 31, 2014.

•	Mr. James C. Walter Sr. was reappointed to serve as a Director charged with appointing new officers. Mr. Walter Sr. served as the Sole Officer and Director of the Company immediately preceding the completion of the reverse acquisition transaction.

•	The Company’s option agreement to acquire Fashion Style Magazine, Inc., an entity wholly owned by Rajinder Brar, was cancelled.

•	The Omnibus Agreement and License dated November 21, 2014, by and between the Company and Fashion Style Magazine, Inc. was terminated. The brands and assets wholly owned by Rajinder Brar through Fashion Style Magazine, Inc. were intended to be a core portion of the consolidated Company’s business operations subsequent to the completion of the reverse acquisition.

•	The Company forfeited all rights to Frontlinewire.com, a brand and website acquired in the reverse acquisition.

•	The Company maintained all rights to hdimax.com, a brand and website acquired in the reverse acquisition, but agreed to assign those assets back to their original owners by May 1, 2015. We do not intend to further develop or publish content at www.hdimax.com.

For additional details, including a copy of the Settlement Agreement, please see our Current Report on Form 8-K filed on January 28, 2015.

On March 9, 2015 we changed our name to Zonzia Media, Inc. and we are developing a new multi-platform entertainment distribution channel with the goal of being a unique hybrid of a linear channel, a video-on-demand channel and an over-the-top channel. Our technology will allow our viewers instant access to our available content.